Members of the Supervisory Board - Schedule of Supervisory Board Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 14,067	€ 19,894	€ 14,252
Dr. Ulrich Granzer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	35	30	30
Jürgen Baumann [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	23	23	23
John Borer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15	15
Reinhard Eyring [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	19	15	14
Hansjörg Plaggemars [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid		3	15
Prof. Dr. Franca Ruhwedel [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	21	7
Kevin Weber [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15	15
Board [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 128	€ 108	€ 112